Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Annual Return 2022	(16.99%)
Annual Return 2023	11.09%